UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2011

Item 1.          Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
September 30, 2011 (unaudited)

Description	Shares	Value

Common Stocks — 97.9%

Argentina — 0.9%

YPF Sociedad Anonima Sponsored ADR	21,900	$749,199

Australia — 6.3%

DUET Group	534,100	837,295
National Australia Bank, Ltd.	26,700	577,987
Telstra Corp., Ltd.	878,629	2,635,773
Transurban Group	181,260	950,697

		5,001,752

Brazil — 6.9%

Banco do Brasil SA	104,617	1,382,096
Cielo SA	60,840	1,355,775
Companhia Siderurgica Nacional SA Sponsored ADR (b)	57,300	454,962
Redecard SA (b)	140,900	1,918,383
Vale SA Sponsored ADR	18,800	428,640

		5,539,856

Canada — 0.9%

Cenovus Energy, Inc.	22,500	690,975

China — 1.9%

Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H	421,400	482,688
China Construction Bank Corp., Class H	914,180	562,309
Industrial and Commercial Bank of China, Ltd., Class H	1,036,440	508,411

		1,553,408

Egypt — 1.5%

Orascom Construction Industries (b)	31,840	1,158,201

Description	Shares	Value

Finland — 2.3%

Sampo Oyj, A Shares	71,503	$1,813,421

France — 4.9%

AXA SA	43,130	572,056
Total SA	52,111	2,320,325
Valeo SA	8,590	366,544
Vivendi SA	31,980	657,031

		3,915,956

Germany — 2.4%

Allianz SE	14,415	1,368,484
Bayerische Motoren Werke AG	7,690	514,773

		1,883,257

Greece — 0.7%

OPAP SA	52,942	539,061

Hong Kong — 0.8%

Pacific Basin Shipping, Ltd.	1,579,000	622,484

Indonesia — 1.2%

PT Perusahaan Gas Negara (Persero) Tbk	3,085,000	938,837

Israel — 2.8%

Cellcom Israel, Ltd.	40,300	841,867
Israel Chemicals, Ltd.	118,680	1,409,746

		2,251,613

Italy — 5.5%

Atlantia SpA	156,796	2,272,929
Eni SpA	78,142	1,384,012
Intesa Sanpaolo	473,188	754,405

		4,411,346

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Description	Shares	Value

Japan — 4.1%

Daito Trust Construction Co., Ltd.	19,000	$1,758,848
JX Holdings, Inc.	72,800	415,299
Mizuho Financial Group, Inc.	715,200	1,057,083

		3,231,230

New Zealand — 1.5%

Telecom Corp. of New Zealand, Ltd.	608,823	1,225,320

Norway — 1.0%

Orkla ASA	106,360	816,258

Philippines — 1.7%

Philippine Long Distance Telephone Co. Sponsored ADR (b)	27,400	1,357,122

Russia — 1.2%

Mobile TeleSystems OJSC Sponsored ADR (b)	80,400	988,920

South Africa — 1.4%

Kumba Iron Ore, Ltd.	13,755	727,195
MTN Group, Ltd.	23,500	385,627

		1,112,822

South Korea — 0.8%

KT&G Corp.	9,690	604,571

Spain — 1.3%

Mediaset Espana Comunicacion SA	181,700	1,044,326

Switzerland — 2.4%

Zurich Financial Services AG (b)	8,891	1,873,545

Taiwan — 5.7%
HTC Corp.	18,000	404,594
MediaTek, Inc.	84,000	930,271

Description	Shares	Value

Siliconware Precision Industries Co.	696,000	$696,571
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	807,290	1,854,316
Wistron Corp.	550,170	630,958

		4,516,710

Turkey — 0.8%

Tofas Turk Otomobil Fabrikasi AS	187,600	670,288

United Kingdom — 7.8%

Aviva PLC	158,460	754,651
FirstGroup PLC	73,700	368,689
Inmarsat PLC	81,150	622,097
Man Group PLC	186,200	489,257
Royal Dutch Shell PLC, A Shares (b)	85,180	2,644,729
TalkTalk Telecom Group PLC	322,800	635,259
Vodafone Group PLC	281,850	730,697

		6,245,379

United States — 29.2%

Altria Group, Inc. (b)	77,990	2,090,912
American Eagle Outfitters, Inc.	30,400	356,288
AT&T, Inc. (b)	128,550	3,666,246
Bank of America Corp.	32,800	200,736
BB&T Corp.	52,980	1,130,063
Bemis Co., Inc.	13,500	395,685
BlackRock, Inc.	3,600	532,836
Bristol-Myers Squibb Co.	20,700	649,566
Darden Restaurants, Inc.	34,700	1,483,425
Duke Realty Corp. REIT	157,000	1,648,500
Intel Corp. (b)	41,130	877,303
JPMorgan Chase & Co.	11,900	358,428
Mattel, Inc. (b)	31,950	827,186
Merck & Co., Inc.	55,300	1,808,863

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Description	Shares	Value

Pfizer, Inc. (b)	62,100	$1,097,928
Regency Centers Corp. REIT	38,500	1,360,205
Southern Copper Corp.	34,660	866,153
Sysco Corp.	48,900	1,266,510
The Macerich Co. REIT (b)	10,500	447,615
Verizon Communications, Inc. (b)	46,600	1,714,880
Wal-Mart Stores, Inc.	10,900	565,710

		23,345,038

Total Common Stocks
(Identified cost $89,510,754)		78,100,895

Preferred Stock — 1.6%

United States — 1.6%

Bank of America Corp.
(Identified cost $1,391,702)	1,665	1,275,373

Description	Principal Amount (000) (c)	Value

Foreign Government Obligations — 18.8%

Brazil — 3.8%

Brazil NTN-F:
10.00%, 01/01/12	4,885	$2,653,567
10.00%, 01/01/13	648	350,749

		3,004,316

Colombia — 0.1%

Republic of Colombia, 12.00%, 10/22/15	188,000	118,109

Ghana — 0.3%

Ghana Government Bonds:
13.67%, 06/11/12	190	119,338
15.00%, 12/10/12	170	108,838

		228,176

Description	Principal Amount (000) (c)	Value

Israel — 1.6%

Israel Fixed Bonds:
4.00%, 03/30/12	2,310	$632,032
5.00%, 03/31/13	1,945	547,118
Israel Government Bond – Shahar, 10.00%, 05/31/12	255	73,452

		1,252,602

Malaysia — 1.2%

Bank Negara Monetary Note, 0.00%, 12/29/11	3,000	932,954

Mexico — 4.0%

Mexican Bonos:
9.50%, 12/18/14	4,500	367,256
7.75%, 12/14/17	3,000	240,464
8.50%, 12/13/18	4,500	372,258
Mexican Cetes:
0.00%, 11/17/11	70,600	506,142
0.00%, 12/15/11	63,000	450,162
Mexican Udibonos:
4.50%, 12/18/14	2,650	967,540
5.00%, 06/16/16	870	335,819

		3,239,641

Poland — 1.0%

Poland Government Bonds:
0.00%, 01/25/12	1,659	493,950
3.00%, 08/24/16	1,052	321,369

		815,319

Romania — 1.9%

Romania Government Bonds:
6.25%, 10/25/14	790	233,628
6.00%, 04/30/15	370	108,380

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Description	Principal Amount (000) (c)	Value

6.00%, 04/30/16	320	$92,977
6.75%, 06/11/17	390	114,519
Romania Treasury Bills:
0.00%, 02/08/12	1,330	399,429
0.00%, 04/04/12	700	207,989
0.00%, 06/06/12	1,180	346,481

		1,503,403

South Africa — 0.5%

Republic of South Africa, 13.50%, 09/15/15	2,641	399,037

Turkey — 3.8%

Turkey Government Bonds:
0.00%, 11/16/11	1,336	712,585
0.00%, 11/07/12	1,863	917,849
0.00%, 02/20/13	670	322,199
9.00%, 05/21/14	152	94,777
4.50%, 02/11/15	918	523,850
4.00%, 04/29/15	863	491,245

		3,062,505

Uruguay — 0.6%

Uruguay Treasury Bills:
0.00%, 06/22/12	3,474	164,115
0.00%, 05/09/13	1,350	57,812
0.00%, 06/27/13	2,880	121,928
0.00%, 08/15/13	3,000	124,317

		468,172

Total Foreign Government Obligations
(Identified cost $16,018,862)		15,024,234

Description	Value

Total Investments — 118.3%
(Identified cost $106,921,318) (a)	$94,400,502

Liabilities in Excess of Cash and Other Assets — (18.3)%	(14,577,018)

Net Assets — 100.0%	$79,823,484

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2011:

Forward Currency Purchase Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	BRC	10/04/11	376,000	$235,000	$199,973	$—	$35,027
BRL	UBS	10/04/11	376,000	202,761	199,973	—	2,788
BRL	UBS	10/04/11	652,321	359,208	346,934	—	12,274
BRL	UBS	10/19/11	356,040	207,000	188,649	—	18,351
CLP	CSF	10/24/11	244,312,200	486,000	468,821	—	17,179
CLP	BNP	10/28/11	113,016,000	240,000	216,749	—	23,251
CLP	BNP	02/13/12	260,172,000	540,000	493,376	—	46,624
CNY	JPM	06/13/12	6,287,760	984,000	989,507	5,507	—
CNY	BRC	08/13/12	1,714,128	268,000	270,192	2,192	—
CNY	JPM	09/24/12	5,141,740	811,000	811,725	725	—
CZK	CIT	10/11/11	7,197,351	413,855	390,655	—	23,200
CZK	ING	10/11/11	7,062,570	417,126	383,339	—	33,787
CZK	CIT	10/19/11	3,727,146	207,058	202,312	—	4,746
CZK	CIT	10/19/11	7,517,510	444,402	408,055	—	36,347
CZK	BNP	11/09/11	3,537,420	202,404	192,045	—	10,359
EUR	CIT	10/11/11	147,796	202,310	197,999	—	4,311
EUR	CIT	10/11/11	289,247	395,429	387,498	—	7,931
EUR	ING	10/11/11	288,639	414,573	386,684	—	27,889
EUR	CIT	10/12/11	98,000	131,295	131,287	—	8
EUR	CIT	10/17/11	596,508	826,000	799,094	—	26,906
EUR	CIT	10/17/11	1,240,000	1,748,574	1,661,129	—	87,445
EUR	CIT	10/19/11	593,848	800,241	795,519	—	4,722
EUR	BRC	10/27/11	280,790	400,000	376,124	—	23,876
EUR	JPM	11/07/11	156,673	223,000	209,852	—	13,148
EUR	CIT	11/09/11	290,503	396,929	389,105	—	7,824
GHS	BRC	10/05/11	141,000	91,737	87,911	—	3,826
GHS	BRC	10/11/11	159,796	73,639	99,485	25,846	—
GHS	SCB	10/11/11	277,000	174,302	172,453	—	1,849
GHS	SCB	10/12/11	349,000	223,646	217,224	—	6,422
GHS	SCB	10/18/11	314,955	203,000	195,747	—	7,253
GHS	CIT	10/24/11	156,000	99,237	96,814	—	2,423

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2011 (continued):

Forward Currency Purchase Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

GHS	SCB	10/24/11	83,965	$54,101	$52,109	$—	$1,992
GHS	CIT	10/27/11	152,000	95,839	94,263	—	1,576
GHS	SCB	10/31/11	465,000	299,768	288,089	—	11,679
GHS	JPM	11/08/11	345,000	222,337	213,291	—	9,046
GHS	CIT	11/22/11	123,000	77,652	75,739	—	1,913
GHS	JPM	12/12/11	163,956	103,835	100,379	—	3,456
HUF	CIT	11/09/11	82,796,090	417,521	377,096	—	40,425
IDR	RBC	10/12/11	2,879,665,000	337,000	327,371	—	9,629
IDR	SCB	10/19/11	1,869,460,000	211,000	212,394	1,394	—
IDR	JPM	11/18/11	4,296,105,000	490,983	486,505	—	4,478
ILS	BRC	10/06/11	1,825,121	512,358	487,139	—	25,219
INR	SCB	10/13/11	23,215,200	510,000	473,390	—	36,610
INR	BRC	11/14/11	26,559,100	578,000	539,050	—	38,950
INR	JPM	11/25/11	8,450,940	183,000	171,254	—	11,746
INR	JPM	11/25/11	19,781,190	429,000	400,856	—	28,144
INR	BNP	05/21/12	13,328,100	278,045	266,704	—	11,341
INR	BRC	05/21/12	26,465,590	553,905	529,593	—	24,312
INR	JPM	05/25/12	10,780,200	226,000	215,682	—	10,318
INR	UBS	05/25/12	24,625,740	514,000	492,692	—	21,308
KES	CIT	10/18/11	6,904,000	72,407	68,728	—	3,679
KES	CIT	10/18/11	7,768,000	81,811	77,328	—	4,483
KES	SCB	10/19/11	12,486,560	130,544	124,300	—	6,244
KES	JPM	11/21/11	11,322,000	116,963	112,696	—	4,267
KRW	SCB	11/10/11	315,761,400	289,000	267,426	—	21,574
KRW	BRC	11/23/11	581,900,450	529,313	492,477	—	36,836
KRW	JPM	11/23/11	494,585,000	455,000	418,580	—	36,420
KZT	BRC	10/11/11	30,819,000	210,010	207,920	—	2,090
KZT	CIT	10/11/11	10,200,000	69,475	68,814	—	661
KZT	HSB	10/11/11	27,000,000	183,486	182,155	—	1,331
KZT	HSB	10/11/11	45,935,000	317,012	309,901	—	7,111
KZT	CIT	10/18/11	37,880,000	259,239	255,437	—	3,802

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2011 (continued):

Forward Currency Purchase Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

KZT	BRC	11/04/11	11,616,000	$80,044	$78,241	$—	$1,803
KZT	BRC	12/15/11	9,768,000	67,150	65,649	—	1,501
MXN	HSB	10/11/11	6,995,698	582,000	504,084	—	77,916
MXN	JPM	11/07/11	1,442,441	121,000	103,662	—	17,338
MYR	BRC	10/31/11	662,751	211,000	207,364	—	3,636
NGN	CIT	10/05/11	12,230,000	78,362	76,605	—	1,757
NGN	CIT	10/11/11	16,476,000	105,514	103,241	—	2,273
NGN	SCB	10/11/11	28,044,000	180,000	175,728	—	4,272
NGN	CIT	10/21/11	19,260,000	122,792	120,685	—	2,107
NGN	JPM	10/27/11	26,950,000	175,000	168,873	—	6,127
NGN	JPM	10/31/11	14,427,000	92,027	89,602	—	2,425
NGN	JPM	10/31/11	33,981,120	212,117	211,046	—	1,071
NGN	JPM	11/04/11	57,057,000	364,000	354,362	—	9,638
NGN	CIT	11/18/11	18,585,000	118,000	115,425	—	2,575
NGN	CIT	11/21/11	15,984,800	101,362	99,276	—	2,086
PLN	ING	10/31/11	2,282,147	707,544	687,063	—	20,481
PLN	CIT	11/02/11	1,377,024	479,123	414,479	—	64,644
RON	BRC	10/12/11	1,888,154	627,815	580,133	—	47,682
RSD	CIT	10/11/11	19,060,000	262,047	250,807	—	11,240
RSD	CIT	10/12/11	11,923,000	165,908	156,838	—	9,070
RSD	BRC	11/08/11	4,200,450	56,598	54,756	—	1,842
RSD	BRC	11/08/11	7,916,000	110,343	103,193	—	7,150
RSD	BRC	11/09/11	33,464,200	462,852	436,101	—	26,751
RUB	CSF	10/11/11	13,308,750	450,000	412,887	—	37,113
RUB	HSB	10/11/11	11,110,190	377,000	344,680	—	32,320
RUB	CSF	10/12/11	12,827,160	428,000	397,886	—	30,114
RUB	HSB	10/17/11	13,013,500	425,000	403,359	—	21,641
THB	HSB	10/06/11	15,002,780	499,560	482,571	—	16,989
THB	SCB	10/25/11	2,076,210	69,000	66,695	—	2,305
THB	SCB	10/25/11	3,360,000	112,000	107,935	—	4,065
THB	JPM	11/07/11	12,152,320	404,000	390,042	—	13,958

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2011 (continued):

Forward Currency Purchase Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

THB	HSB	11/14/11	14,515,200	$480,000	$465,702	$—	$14,298
THB	HSB	12/06/11	16,740,635	557,000	536,451	—	20,549
UAH	BRC	10/11/11	534,270	66,000	66,018	18	—
UAH	BRC	10/11/11	908,880	112,000	112,308	308	—
UAH	DUB	10/19/11	520,960	64,000	63,869	—	131
UAH	ING	10/24/11	1,080,770	133,059	131,854	—	1,205
UAH	BRC	11/09/11	931,120	113,000	112,029	—	971
UGX	CIT	10/04/11	135,500,000	50,000	47,544	—	2,456
UGX	CIT	10/05/11	494,000,000	200,000	173,235	—	26,765
UGX	CIT	10/07/11	334,832,000	136,000	117,284	—	18,716
UGX	CIT	10/17/11	553,763,000	195,538	192,873	—	2,665
UGX	SCB	10/31/11	312,800,000	108,160	108,090	—	70
UGX	CIT	11/07/11	494,000,000	170,875	170,088	—	787
UGX	BRC	12/19/11	400,438,000	146,842	135,458	—	11,384
UGX	SCB	12/22/11	166,900,000	57,651	56,398	—	1,253
UGX	CIT	01/18/12	133,400,000	44,728	44,635	—	93
UGX	CIT	02/22/12	492,493,000	164,603	162,622	—	1,981
UGX	CIT	03/19/12	492,900,000	175,073	161,185	—	13,888
UGX	SCB	06/25/12	177,300,000	64,637	55,396	—	9,241
UYU	CIT	10/05/11	3,004,210	155,000	147,845	—	7,155
UYU	CIT	10/06/11	1,268,520	66,000	62,415	—	3,585
UYU	CIT	10/19/11	2,121,688	113,000	104,127	—	8,873
UYU	JPM	11/04/11	3,004,210	147,555	147,555	—	—
UYU	CIT	11/07/11	590,000	31,515	28,848	—	2,667
UYU	JPM	11/07/11	1,792,000	95,574	87,620	—	7,954
UYU	CIT	11/16/11	2,129,598	113,000	103,944	—	9,056
UYU	CIT	11/30/11	1,489,950	76,097	72,527	—	3,570
UYU	CIT	12/02/11	1,278,420	66,000	62,207	—	3,793
UYU	CIT	12/02/11	3,206,592	171,000	156,031	—	14,969
UYU	JPM	12/08/11	2,439,680	128,000	118,586	—	9,414
UYU	CIT	12/20/11	1,379,025	73,119	66,888	—	6,231

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2011 (concluded):

Forward Currency Purchase Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

UYU	CIT	12/20/11	2,136,378	$113,000	$103,622	$—	$9,378
UYU	CIT	12/30/11	4,022,010	207,000	194,732	—	12,268
ZAR	BNP	10/19/11	3,226,602	452,000	398,723	—	53,277
ZAR	BNP	10/24/11	3,261,171	448,000	402,700	—	45,300
ZMK	BRC	10/12/11	407,300,000	81,542	84,002	2,460	—
ZMK	CIT	10/12/11	360,889,000	71,976	74,429	2,453	—
ZMK	SCB	11/25/11	1,315,875,000	266,912	266,707	—	205
ZMK	SCB	12/19/11	350,466,000	70,037	70,382	345	—
ZMK	SCB	12/20/11	809,179,000	160,999	162,430	1,431	—

Total Forward Currency Purchase Contracts				$35,623,980	$33,948,215	$42,679	$1,718,444

Forward Currency Sale Contracts open at September 30, 2011:

Forward Currency Sale Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	BRC	10/04/11	376,000	$199,973	$202,761	$2,788	$—
BRL	UBS	10/04/11	1,028,321	546,907	574,000	27,093	—
BRL	HSB	12/02/11	2,502,603	1,314,037	1,556,829	242,792	—
BRL	UBS	12/02/11	636,294	334,098	346,000	11,902	—
COP	BNP	10/18/11	186,894,600	96,757	102,000	5,243	—
CZK	CIT	10/11/11	7,197,351	390,655	395,429	4,774	—
CZK	ING	10/11/11	7,062,570	383,339	414,572	31,233	—
CZK	CIT	10/19/11	14,782,076	802,380	800,241	—	2,139
EUR	CIT	10/11/11	186,899	250,385	262,047	11,662	—
EUR	CIT	10/11/11	295,000	395,206	413,855	18,649	—
EUR	ING	10/11/11	291,000	389,847	417,126	27,279	—
EUR	BRC	10/12/11	444,000	594,813	627,815	33,002	—
EUR	CIT	10/12/11	116,686	156,321	165,908	9,587	—
EUR	CIT	10/17/11	227,170	304,321	325,916	21,595	—
EUR	CIT	10/17/11	402,086	538,642	563,941	25,299	—
EUR	CIT	10/17/11	1,167,000	1,563,336	1,606,039	42,703	—
EUR	HSB	10/17/11	138,449	185,469	191,000	5,531	—

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Sale Contracts open at September 30, 2011 (continued):

Forward Currency Sale Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

EUR	HSB	10/17/11	323,086	$432,813	$466,000	$33,187	$—
EUR	HSB	10/17/11	404,419	541,768	544,000	2,232	—
EUR	CIT	10/19/11	152,000	203,618	207,058	3,440	—
EUR	CIT	10/19/11	308,000	412,596	444,403	31,807	—
EUR	CSF	10/26/11	504,814	676,213	679,000	2,787	—
EUR	BRC	10/27/11	975,000	1,306,032	1,396,717	90,685	—
EUR	ING	10/31/11	519,000	695,190	707,544	12,354	—
EUR	CIT	11/02/11	330,000	442,022	479,123	37,101	—
EUR	BRC	11/08/11	41,000	54,916	56,598	1,682	—
EUR	BRC	11/08/11	76,705	102,741	110,343	7,602	—
EUR	BNP	11/09/11	145,000	194,216	202,405	8,189	—
EUR	BRC	11/09/11	320,692	429,541	462,852	33,311	—
EUR	CIT	11/09/11	299,000	400,486	417,521	17,035	—
EUR	CSF	11/09/11	144,460	193,492	203,000	9,508	—
EUR	HSB	11/22/11	289,000	387,076	413,599	26,523	—
EUR	ING	11/28/11	657,659	880,829	887,183	6,354	—
EUR	HSB	12/06/11	780,000	1,044,662	1,107,600	62,938	—
HUF	CIT	11/09/11	82,796,090	377,096	396,930	19,834	—
ILS	CIT	10/06/11	411,755	109,901	111,000	1,099	—
INR	BRC	10/12/11	20,878,560	425,806	432,000	6,194	—
INR	BRC	11/14/11	9,177,630	186,272	203,000	16,728	—
JPY	JPM	10/31/11	20,201,544	262,011	264,000	1,989	—
JPY	HSB	11/10/11	9,804,896	127,186	122,000	—	5,186
JPY	SCB	12/21/11	88,569,500	1,149,639	1,154,000	4,361	—
KRW	CIT	11/10/11	131,454,000	111,332	109,000	—	2,332
KRW	JPM	11/23/11	87,463,800	74,023	81,000	6,977	—
KZT	CIT	10/11/11	29,284,200	197,566	198,000	434	—
KZT	HSB	10/11/11	28,830,950	194,508	197,135	2,627	—
KZT	CIT	10/18/11	37,880,000	255,437	258,832	3,395	—
KZT	BRC	11/04/11	11,616,000	78,241	79,290	1,049	—
MXN	HSB	10/11/11	8,892,629	640,769	671,000	30,231	—

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Forward Currency Sale Contracts open at September 30, 2011 (concluded):

Forward Currency Sale Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

MXN	RBC	10/11/11	6,995,698	$504,084	$560,881	$56,797	$—
MXN	UBS	10/31/11	5,226,985	375,894	390,671	14,777	—
MXN	JPM	11/07/11	5,225,105	375,505	390,581	15,076	—
NGN	CIT	10/05/11	12,230,000	76,605	76,329	—	276
RON	CIT	10/12/11	427,182	131,251	131,295	44	—
RSD	CIT	10/11/11	14,985,000	197,185	202,310	5,125	—
THB	HSB	10/06/11	7,942,000	255,458	257,273	1,815	—
THB	SCB	10/25/11	5,436,210	174,630	175,645	1,015	—
THB	JPM	11/07/11	13,215,160	424,155	433,000	8,845	—
TRY	BRC	10/06/11	621,504	334,274	332,000	—	2,274
TRY	BRC	03/29/12	183,222	96,085	96,702	617	—
TRY	JPM	03/29/12	935,139	490,405	493,685	3,280	—
TRY	CIT	09/28/12	613,301	313,676	316,657	2,981	—
TRY	JPM	09/28/12	526,263	269,160	271,088	1,928	—
TRY	JPM	09/28/12	563,944	288,432	290,558	2,126	—
UGX	CIT	10/04/11	135,500,000	47,544	47,461	—	83
UGX	CIT	10/05/11	494,000,000	173,235	173,334	99	—
UYU	JPM	10/05/11	3,004,210	147,845	148,356	511	—
ZAR	CIT	06/29/12	3,257,349	389,763	402,301	12,538	—
ZMK	BRC	10/12/11	407,300,000	84,001	83,772	—	229
ZMK	CIT	10/12/11	360,889,000	74,429	73,861	—	568

Total Forward Currency Sale Contracts				$26,258,100	$27,375,372	1,130,359	13,087

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,173,038	$1,731,531

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

Currency Abbreviations:
BRL — Brazilian Real
CLP — Chilean Peso
CNY — Chinese Renminbi
COP — Colombian Peso
CZK — Czech Koruna
EUR — Euro
GHS — Ghanaian Cedi
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KES — Kenyan Shilling
KRW — South Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PLN — Polish Zloty
RON — New Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
THB — Thai Baht
TRY — New Turkish Lira
UAH — Ukranian Hryvnia
UGX — Ugandan Shilling
UYU — Uruguayan Peso
ZAR — South African Rand
ZMK — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CIT — Citibank NA
CSF — Credit Suisse Group AG
DUB — Deutsche Bank AG
HSB — HSBC Bank USA
ING — ING Bank NV
JPM — JPMorgan Chase Bank
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
UBS — UBS AG

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2011 (unaudited)

(a)

For federal income tax purposes, the aggregate cost was $106,921,318, aggregate gross unrealized appreciation was $3,233,592, aggregate gross unrealized depreciation was $15,754,408 and the net unrealized depreciation was $12,520,816.

(b) Segregated security for forward currency contracts.
(c) Principal amount denominated in respective country’s currency.

Security Abbreviations:

ADR — American Depositary Receipt
NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT — Real Estate Investment Trust

Portfolio holdings by industry (as percentage of net assets):

Agriculture	1.8%
Alcohol & Tobacco	3.4
Automotive	1.9
Banking	8.5
Commercial Services	1.7
Construction & Engineering	1.4
Consumer Products	1.0
Electric	1.0
Energy Exploration & Production	0.9
Energy Integrated	9.4
Financial Services	5.0
Food & Beverages	1.6
Forest & Paper Products	0.5
Gas Utilities	1.2
Housing	2.2
Insurance	8.0
Leisure & Entertainment	4.7
Manufacturing	1.6
Metals & Mining	3.1
Pharmaceutical & Biotechnology	4.5
Real Estate	4.3
Retail	1.2
Semiconductor & Components	5.5
Technology Hardware	1.3
Telecommunications	18.5
Transportation	5.3

Subtotal	99.5
Foreign Government Obligations	18.8

Total Investments	118.3%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2011 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Forward currency contracts are valued at the current cost of offsetting the contracts. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m. Eastern time). Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard World Dividend & Income Fund, Inc. (the “Fund”)’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as derivative instruments), such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”). The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2011:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2011
Assets:
Common Stocks	$78,100,895	$—	$—	$78,100,895
Preferred Stock	1,275,373	—	—	1,275,373
Foreign Government Obligations	—	15,024,234	—	15,024,234
Other Financial Instruments*
Forward Currency Contracts	—	1,173,038	—	1,173,038
Total	$79,376,268	$16,197,272	$—	$95,573,540
Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(1,731,531)	$—	$(1,731,531)

* Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2011:

Description	Balance as of December 31, 2010	Accrued Discounts	Realized Loss	Change in Unrealized Appreciation	Purchases	Sales	Net Transfers Into Level 3	Net Transfers Out of Level 3	Balance as of September 30, 2011	Net Change in Unrealized Appreciation from Investments Still Held at September 30, 2011
Foreign
Government
Obligations	$497,077	$4,061	$(82,471)	$68,623	$-	$(368,118)	$-	$(119,172)	$-	$-

There were no significant transfers into and out of Levels 1, 2 or 3 during the period ended September 30, 2011.

Item 2.	Controls and Procedures.

(a)       The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 28, 2011

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2011